UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-4215

DREYFUS PREMIER GNMA FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	04/30
Date of reporting period:	10/31/12

FORM N-CSR

Item 1.      Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Financial Futures
12	Statement of Options Written
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
17	Financial Highlights
20	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
GNMA Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus GNMA Fund, covering the six-month period from May 1, 2012, through October 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Despite heightened volatility, the U.S. bond market generally produced a mildly positive total return over the reporting period as disappointing encouraging macroeconomic developments in the spring were offset by better news over the summer. Employment gains in the United States, credible measures to prevent a more severe banking crisis in Europe, and the likelihood of a “soft landing” for China’s economy buoyed investor sentiment, as did aggressively accommodative monetary policies from central banks in the United States, Europe, Japan and China. Consequently, riskier segments of the bond market gained value, while massive purchases of government securities by the Federal Reserve prevented yields of U.S. government securities from rising.

In light of the easy monetary policies adopted by many countries, we expect global growth to be slightly more robust in 2013 than in 2012.The U.S. economic recovery appears likely to persist at subpar levels over the first half of the new year, as domestic growth may remain constrained by uncertainties surrounding fiscal policy and tax reforms. However, successful resolution of the current fiscal debate may prompt corporate decision-makers to increase capital spending, which could have positive implications for the U.S. economy. As always, we encourage you to stay in touch with your financial advisor as new developments unfold.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
November 15, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of May 1, 2012, through October 31, 2012, as provided by Robert Bayston, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended October 31, 2012, Dreyfus GNMA Fund’s Class A shares produced a total return of 1.08%, Class C shares returned 0.69% and Class Z shares returned 1.15%.1 In comparison, the fund’s benchmark, the Barclays GNMA Index (the “Index”), achieved a total return of 1.26% for the same period.2

Despite bouts of economic uncertainty throughout the reporting period, new monetary policy initiatives from the Federal Reserve Board (the “Fed”) supported prices of agency-backed mortgage securities.The fund produced returns that were lower than its benchmark, primarily due to fees and expenses that are not reflected in the benchmark’s results. In addition, the fund’s results were constrained by a relatively short average duration at a time when gains were more pronounced at the longer end of the market’s maturity range.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income.To pursue this goal, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in Government National Mortgage Association (“GNMA” or “Ginnie Mae”) securities. The remainder may be allocated to other mortgage-related securities, including U.S. government agency securities and privately issued mortgage-backed securities, as well as asset-backed securities, U.S.Treasuries and repurchase agreements.

Accommodative Policy Moves Bolstered GNMA Securities

The reporting period began in the wake of several months of U.S. economic recovery, in which investors had responded positively to employment gains and increased manufacturing activity, as well as progress by European policymakers in addressing the region’s financial crisis. Consequently, investors had shifted their attention away from U.S. government securities toward riskier assets, and GNMA securities had lagged market averages.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

However, new macroeconomic developments in the spring called the sustainability of the recovery into question.The U.S. labor market’s rebound slowed when the public sector shed jobs and the private sector’s employment gains proved more anemic than expected.Austerity measures designed to relieve fiscal pressures in Europe encountered resistance in some countries, endangering the region’s economic prospects. These headwinds sparked a renewed flight to perceived safe havens, and U.S. government securities gained value.

In response to these troubling macroeconomic developments, the Fed announced that it would take additional steps to support struggling housing markets and stimulate employment growth. In June, the Fed extended an existing program, “Operation Twist,” which seeks to reduce long-term interest rates through purchases of long-term U.S. Treasury securities. In September, the central bank launched a new round of quantitative easing involving purchases of up to $40 billion of mortgage-backed securities per month for an indefinite period of time.These announcements sparked a rally among GNMA securities through the reporting period’s end, enabling the Index to post a positive absolute return.

Security Selection Strategy Produced Strong Results

The fund maintained an emphasis on lower coupon mortgages during the reporting period, which enabled it to benefit from attractive relative values and diminished market volatility in the low interest-rate environment. Within the fund’s positions in higher coupon mortgages, we maintained a cautious approach by holding securities with characteristics that we regarded as likely to provide additional protection from an acceleration in prepayments.Those characteristics included mortgage pools with lower loan balances and mortgages from geographic areas with higher barriers to refinancing.

As mortgage valuations grew richer in the wake of the Fed’s announcement in September, we reduced the fund’s exposure to higher coupon mortgages, whose valuations were the least attractive, in favor of U.S. Treasury securities and agency debentures.As mortgage valuations cheapened toward the end of October, we began to return our focus to better relative values among lower-coupon mortgages.While we found opportunities in agency guaranteed mortgages throughout the reporting period, the fund held fewer non-GNMA mortgage-backed securities at the end of the reporting period than it did six months earlier.

The success of our security selection strategy was offset somewhat by a relatively short average duration, which we had established to guard against potentially rising interest rates. At times during the reporting period, we employed interest-rate futures to set the fund’s duration posture.

Maintaining a Cautious Stance

As of the reporting period’s end, the U.S. economy has shown signs of renewed strength, including employment gains and improved consumer confidence.Therefore, we have maintained a relatively defensive investment posture, focusing on lower-coupon mortgages that tend to be less sensitive to prepayment activity and are likely to be the focus of the Fed’s stimulative programs.

Mortgage-backed securities generally have grown more fully valued after the Fed’s announcement, suggesting that the bulk of the market rally is behind us. On the other hand, Operation Twist and the new round of quantitative easing seem likely to limit price declines in a more vigorous economic recovery. In light of these competing factors, we have remained watchful for opportunities to purchase additional mortgage-backed securities at more attractive valuations during bouts of market volatility.

November 15, 2012

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
The fund may use derivative instruments, such as options, futures and options on futures, forward contracts, swaps
(including credit default swaps on corporate bonds and asset-backed securities), options on swaps and other credit derivatives. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class Z is not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays GNMA Index is an unmanaged, total return performance benchmark for the GNMA market consisting of 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage
Association. Index returns do not reflect fees and expenses associated with operating a mutual fund. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus GNMA Fund from May 1, 2012 to October 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2012
	Class A	Class C	Class Z
Expenses paid per $1,000†	$ 5.27	$ 9.11	$ 4.56
Ending value (after expenses)	$ 1,010.80	$ 1,006.90	$ 1,011.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2012
	Class A	Class C	Class Z
Expenses paid per $1,000†	$ 5.30	$ 9.15	$4.58
Ending value (after expenses)	$ 1,019.96	$ 1,016.13	$ 1,020.67

† Expenses are equal to the fund’s annualized expense ratio of 1.04% for Class A, 1.80% for Class C and .90% for Class Z, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
October 31, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—110.6%	Rate (%)	Date	Amount ($)	Value ($)
Asset-Backed Ctfs./
Auto Receivables—5.5%
CarMax Auto Owner Trust,
Ser. 2011-2, Cl. A2	0.68	9/15/14	2,917,531	2,920,490
Ford Credit Auto Lease Trust,
Ser. 2012-A, Cl. A2	0.63	4/15/14	2,545,516	2,548,088
Ford Credit Auto Lease Trust,
Ser. 2011-B, Cl. A2	0.82	1/15/14	4,843,299	4,852,593
Ford Credit Auto Lease Trust,
Ser. 2011-A, Cl. A3	1.03	7/15/14	4,320,000	4,335,066
Ford Credit Auto Owner Trust,
Ser. 2011-B, Cl. A2	0.68	1/15/14	1,246,192	1,246,472
Ford Credit Floorplan Master Owner
Trust, Ser. 2011-2, Cl. A1	1.32	9/15/15	4,703,000	4,740,669
Harley-Davidson Motorcycle Trust,
Ser. 2009-2, Cl. A4	3.32	2/15/17	925,565	926,618
Honda Auto Receivables Owner
Trust, Ser. 2012-1, Cl. A1	0.41	3/15/13	382,670	382,723
Honda Auto Receivables Owner
Trust, Ser. 2011-3, Cl. A2	0.67	4/21/14	4,683,586	4,689,822
Hyundai Auto Receivables Trust,
Ser. 2011-B, Cl. A2	0.59	3/17/14	1,056,560	1,056,932
Mercedes-Benz Auto Lease Trust,
Ser. 2012-A, Cl. A2	0.66	4/15/14	6,000,000	6,007,722
Nissan Auto Lease Trust,
Ser. 2011-A, Cl. A2A	0.70	1/15/14	1,338,481	1,339,826
World Omni Automobile Lease
Securitization Trust,
Ser. 2011-A, Cl. A2	0.81	10/15/13	1,604,467	1,606,335
				36,653,356
Asset-Backed Ctfs./Credit Cards—4.1%
Capital One Multi-Asset Execution
Trust, Ser. 2008-A3, Cl. A3	5.05	2/15/16	5,000,000	5,109,200
Chase Issuance Trust,
Sr. 2008-A4, Cl. A4	4.65	3/15/15	7,000,000	7,113,816
Chase Issuance Trust,
Ser. 2008-A11, Cl. A11	5.40	7/15/15	6,620,000	6,854,818
Citibank Credit Card Issuance
Trust, Ser. 2009-A5, Cl. A5	2.25	12/23/14	4,300,000	4,283,439

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)		Value ($)
Asset-Backed Ctfs./
Credit Cards (continued)
World Financial Network Credit
Card Master Trust,
Ser. 2009-D, Cl. A	4.66	5/15/17	4,100,000		4,213,806
					27,575,079
Asset-Backed Ctfs./Equipment—.6%
GE Equipment Transportation,
Ser. 2011-1, Cl. A3	1.00	10/20/14	3,600,000		3,610,039
Asset-Backed Ctfs./
Home Equity Loans—.0%
Equivantage Home Equity Loan
Trust, Ser. 1997-1, Cl. A4	7.78	3/25/28	92,416	[a]	91,165
GE Capital Mortgage Services,
Ser. 1999-HE1, Cl. A7	6.27	4/25/29	134,405		131,528
					222,693
Commercial Mortgage
Pass-Through Ctfs.—.3%
GS Mortgage Securities Corporation
II, Ser. 2007-EOP, Cl. F	2.63	3/6/20	2,275,000	[a,b]	2,275,635
Residential Mortgage
Pass-Through Ctfs.—.1%
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	3.10	12/25/34	753,789	[a]	709,992
U.S. Government Agencies—4.0%
Federal National Mortgage
Association, Notes	0.88	8/28/17	13,300,000	[c,d]	13,371,354
Federal National Mortgage
Association, Notes	1.50	10/23/19	6,740,000	[d]	6,740,977
Federal National Mortgage
Association, Notes	1.63	8/28/19	6,700,000	[d]	6,719,752
					26,832,083

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)
U.S. Government Agencies/
Mortgage-Backed—93.5%
Federal Home Loan Mortgage Corp.:
4.00%, 12/1/40	6,516,087	[d]	6,960,549
5.00%, 3/1/20	208,922	[d]	226,871
Federal National Mortgage Association:
4.00%	10,760,000	[d,e]	11,524,968
4.00%, 12/1/41—10/1/42	25,475,798	[d]	27,794,139
5.50%, 9/1/39	2,486,042	[d]	2,751,212
6.00%, 4/1/35	1,880,904	[d]	2,103,276
Gtd. Pass-Through Ctfs., REMIC,
Ser. 2003-49, Cl. JE, 3.00%, 4/25/33	358,624	[d]	373,771
Government National Mortgage Association I:
3.00%	37,900,000	[e]	40,313,165
4.00%	8,485,000	[e]	9,284,446
3.50%, 1/15/42—9/15/42	49,139,336		53,717,229
4.00%, 9/15/24—4/15/42	9,536,820		10,455,644
4.50%, 10/15/24—10/15/41	72,873,189		79,964,522
5.00%, 10/15/23—3/15/41	38,867,366		42,845,494
5.50%, 6/15/20—9/15/39	46,040,726		51,204,231
6.00%, 10/15/19—9/15/39	18,466,942		21,018,293
6.50%, 5/15/28—6/15/32	309,561		365,910
7.00%, 11/15/22—12/15/22	8,592		9,934
7.50%, 2/15/17—5/15/26	2,863,568		3,148,943
8.00%, 8/15/21—12/15/22	1,240,865		1,453,791
8.50%, 12/15/16—12/15/22	875,800		921,138
9.00%, 9/15/19—12/15/22	886,605		981,030
9.50%, 3/15/18—1/15/25	231,267		239,809
Ser. 2012-120, Cl. A, 1.90%, 2/16/53	6,500,000		6,613,750
Government National Mortgage Association II:
3.00%	13,385,000	[e]	14,249,797
3.50%	56,785,000	[e]	61,718,191
4.00%	20,985,000	[e]	22,916,275
4.50%	28,490,000	[e]	31,258,872

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)		Value ($)
U.S. Government Agencies/
Mortgage-Backed (continued)
Government National Mortgage Association II (continued):
3.50%, 9/20/42	9,180,528		9,990,257
4.00%, 12/20/24—5/20/42	30,811,765		33,624,094
4.50%, 12/20/39—3/20/42	34,534,912		38,129,571
5.00%, 11/20/24—4/20/35	7,048,034		7,818,174
5.50%, 1/20/34—9/20/35	11,383,123		12,648,577
6.00%, 12/20/28—2/20/36	8,530,817		9,727,449
6.50%, 5/20/31—7/20/31	894,933		1,036,223
7.00%, 4/20/24—4/20/32	4,757,646		5,691,552
7.50%, 9/20/30	68,545		83,912
9.00%, 7/20/25	51,899		64,252
9.50%, 9/20/17—2/20/25	52,363		56,607
			623,285,918
U.S. Treasury Notes—2.5%
0.25%, 8/31/14	16,750,000	[c]	16,742,144
Total Bonds and Notes
(cost $716,631,079)			737,906,939

Short-Term Investments—18.9%
U.S. Treasury Bills:
0.09%, 11/8/12	7,410,000		7,409,926
0.12%, 11/15/12	112,600,000		112,597,523
0.13%, 2/7/13	5,675,000	[f]	5,673,303
Total Short-Term Investments
(cost $125,677,493)			125,680,752

Other Investment—.9%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,692,053)	5,692,053	[g]	5,692,053

Investment of Cash Collateral
for Securities Loaned—2.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $13,632,500)	13,632,500 [g]	13,632,500
Total Investments (cost $861,633,125)	132.4%	882,912,244
Liabilities, Less Cash and Receivables	(32.4%)	(215,956,684)
Net Assets	100.0%	666,955,560

REMIC—Real Estate Mortgage Investment Conduit
a Variable rate security—interest rate subject to periodic change.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At October 31, 2012, this security was valued at $2,275,635 or .3% of net assets.
c Security, or portion thereof, on loan.At October 31, 2012, the value of the fund’s securities on loan was
$30,113,499 and the value of the collateral held by the fund was $30,720,727, consisting of cash collateral of
$13,632,500 and U.S. Government and Agency securities valued at $17,088,227.
d The Federal Housing Finance Agency (FHFA) placed Federal Home Loan Mortgage Corporation and Federal
National Mortgage Association into conservatorship with FHFA as the conservator.As such, the FHFA oversees the continuing affairs of these companies.
e Purchased on a forward commitment basis.
f Held by or on behalf of a counterparty for open financial futures positions.
g Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
U.S. Government & Agencies	100.0	Asset/Mortgage-Backed	10.6
Short-Term/
Money Market Investments	21.8		132.4

† Based on net assets.
See notes to financial statements.

The Fund	11

STATEMENT OF FINANCIAL FUTURES
October 31, 2012 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 10/31/2012 ($)
Financial Futures Long
U.S. Treasury 5 Year Notes	94	11,679,500	December 2012	47,000
Financial Futures Short
U.S. Treasury 10 Year Notes	439	(58,400,719)	December 2012	155,709
U.S. Treasury 30 Year Bonds	77	(11,497,063)	December 2012	(175,652)
Gross Unrealized Appreciation				202,709
Gross Unrealized Depreciation				(175,652)

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
October 31, 2012 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)
Call Options:
10-Year USD LIBOR-BBA,
January 2013 @ $1.77	3,400,000	[a]	(40,113)
Put Options:
10-Year USD LIBOR-BBA,
January 2013 @ $1.77	3,400,000	[a]	(48,143)
(premiums received $93,821)			(88,256)

a Non-income producing security.
BBA—British Bankers Association
LIBOR—London Interbank Offered Rate
USD—US Dollar
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2012 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $30,113,499)—Note 1(b):
Unaffiliated issuers		842,308,572	863,587,691
Affiliated issuers		19,324,553	19,324,553
Cash			54,852
Receivable for investment securities sold			53,833,684
Dividends, interest and securities lending income receivable			1,981,032
Receivable for shares of Common Stock subscribed			31,050
Prepaid expenses			33,247
			938,846,109
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			525,169
Payable for open mortgage-backed dollar rolls—Note 4			198,441,939
Payable for investment securities purchased			58,276,471
Liability for securities on loan—Note 1(b)			13,632,500
Payable for shares of Common Stock redeemed			412,677
Payable for futures variation margin—Note 4			211,811
Unrealized depreciation on swap contracts—Note 4			127,761
Outstanding options written, at value (premiums received
$93,821)—See Statement of Options Written—Note 4			88,256
Accrued expenses			173,965
			271,890,549
Net Assets ($)			666,955,560
Composition of Net Assets ($):
Paid-in capital			626,906,526
Accumulated undistributed investment income—net			17,456
Accumulated net realized gain (loss) on investments			18,847,598
Accumulated net unrealized appreciation (depreciation) on investments, swap transactions and options transactions (including $27,057
net unrealized appreciation on financial futures)			21,183,980
Net Assets ($)			666,955,560

Net Asset Value Per Share
	Class A	Class C	Class Z
Net Assets ($)	74,536,504	15,624,892	576,794,164
Shares Outstanding	4,621,562	969,065	35,743,991
Net Asset Value Per Share ($)	16.13	16.12	16.14

See notes to financial statements.

The Fund	13

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2012 (Unaudited)

Investment Income ($):
Income:
Interest	8,282,568
Dividends;
Affiliated issuers	3,291
Income from securities lending—Note 1(b)	733
Total Income	8,286,592
Expenses:
Management fee—Note 3(a)	2,051,982
Service plan and prospectus fees—Note 3(b)	422,331
Shareholder servicing costs—Note 3(c)	404,205
Distribution fees—Note 3(b)	63,901
Custodian fees—Note 3(c)	56,092
Professional fees	53,595
Directors’ fees and expenses—Note 3(d)	32,853
Registration fees	32,564
Shareholders’ reports	12,440
Loan commitment fees—Note 2	3,409
Miscellaneous	67,751
Total Expenses	3,201,123
Less—reduction in fees due to earnings credits—Note 3(c)	(918)
Net Expenses	3,200,205
Investment Income—Net	5,086,387
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	7,447,894
Net realized gain (loss) on options transactions	188,614
Net realized gain (loss) on financial futures	(1,222,912)
Net Realized Gain (Loss)	6,413,596
Net unrealized appreciation (depreciation) on investments	(3,723,388)
Net unrealized appreciation (depreciation) on options transactions	(554,273)
Net unrealized appreciation (depreciation) on financial futures	545,088
Net unrealized appreciation (depreciation) on swap transactions	(127,761)
Net Unrealized Appreciation (Depreciation)	(3,860,334)
Net Realized and Unrealized Gain (Loss) on Investments	2,553,262
Net Increase in Net Assets Resulting from Operations	7,639,649

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2012	Year Ended
	(Unaudited)	April 30, 2012[a]
Operations ($):
Investment income—net	5,086,387	9,515,972
Net realized gain (loss) on investments	6,413,596	34,818,302
Net unrealized appreciation
(depreciation) on investments	(3,860,334)	(276,923)
Net Increase (Decrease) in Net Assets
Resulting from Operations	7,639,649	44,057,351
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(626,640)	(1,071,218)
Class B Shares	—	(5,026)
Class C Shares	(75,419)	(127,280)
Class Z Shares	(5,236,850)	(9,368,397)
Net realized gain on investments:
Class A Shares	—	(1,575,140)
Class B Shares	—	(12,707)
Class C Shares	—	(389,858)
Class Z Shares	—	(12,618,323)
Total Dividends	(5,938,909)	(25,167,949)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	5,361,406	14,925,722
Class B Shares	—	17,201
Class C Shares	802,599	2,249,828
Class Z Shares	8,613,970	19,557,269
Dividends reinvested:
Class A Shares	86,898	2,251,534
Class B Shares	—	16,835
Class C Shares	9,145	344,342
Class Z Shares	727,496	19,220,838
Cost of shares redeemed:
Class A Shares	(6,339,185)	(20,860,776)
Class B Shares	—	(1,047,447)
Class C Shares	(3,326,754)	(5,091,516)
Class Z Shares	(27,222,345)	(75,161,204)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(21,286,770)	(43,577,374)
Total Increase (Decrease) in Net Assets	(19,586,030)	(24,687,972)
Net Assets ($):
Beginning of Period	686,541,590	711,229,562
End of Period	666,955,560	686,541,590
Undistributed investment income—net	17,456	1,159,887

The Fund	15

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	October 31, 2012	Year Ended
	(Unaudited)	April 30, 2012[a]
Capital Share Transactions:
Class Ab
Shares sold	332,150	926,492
Shares issued for dividends reinvested	5,407	140,825
Shares redeemed	(392,785)	(1,298,326)
Net Increase (Decrease) in Shares Outstanding	(55,228)	(231,009)
Class Bb
Shares sold	—	1,077
Shares issued for dividends reinvested	—	1,057
Shares redeemed	—	(65,447)
Net Increase (Decrease) in Shares Outstanding	—	(63,313)
Class C
Shares sold	49,706	140,276
Shares issued for dividends reinvested	569	21,541
Shares redeemed	(206,025)	(317,667)
Net Increase (Decrease) in Shares Outstanding	(155,750)	(155,850)
Class Z
Shares sold	533,333	1,220,578
Shares issued for dividends reinvested	45,243	1,202,024
Shares redeemed	(1,685,554)	(4,689,136)
Net Increase (Decrease) in Shares Outstanding	(1,106,978)	(2,266,534)

a	Effective as of the close of business on March 13, 2012, the fund no longer offers Class B shares.
b	During the period ended April 30, 2012, 25,919 Class B shares representing $437,350 were automatically converted to 27,269 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
October 31, 2012				Year Ended April 30,
Class A Shares	(Unaudited)		2012	2011	2010	2009	2008	[a]
Per Share Data ($):
Net asset value,
beginning of period	16.09		15.67	15.24	14.86	14.54	14.31
Investment Operations:
Investment income—net[b]	.11		.20	.33	.42	.53	.60
Net realized and unrealized
gain (loss) on investments	.06		.79	.49	.45	.35	.20
Total from Investment Operations	.17		.99	.82	.87	.88	.80
Distributions:
Dividends from
investment income—net	(.13)		(.23)	(.39)	(.49)	(.56)	(.57)
Dividends from net realized
gain on investments	—		(.34)	—	—	—	—
Total Distributions	(.13)		(.57)	(.39)	(.49)	(.56)	(.57)
Net asset value, end of period	16.13		16.09	15.67	15.24	14.86	14.54
Total Return (%)[c]	1.08	[d]	6.34	5.43	5.96	6.21	5.73	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.04	[e]	1.04	1.03	1.04	1.08	1.09	[e]
Ratio of net expenses
to average net assets	1.04	[e]	1.04	.98	1.01	1.04	1.04	[e]
Ratio of net investment income
to average net assets	1.38	[e]	1.25	2.11	2.81	3.62	4.17	[e]
Portfolio Turnover Rate[f]	248.89	[d]	652.66	392.43	272.95	351.74	221.12
Net Assets, end of period
($ x 1,000)	74,537		75,252	76,910	90,135	75,648	55,457

a	From May 3, 2007 (commencement of initial offering) to April 30, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2012,
April 30, 2012, 2011, 2010, 2009 and 2008 were 47.38%, 95.20%, 64.60%, 66.28%, 138.79% and
60.06%, respectively.
See notes to financial statements.

The Fund	17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2012				Year Ended April 30,
Class C Shares	(Unaudited)		2012	2011	2010	2009	2008	[a]
Per Share Data ($):
Net asset value,
beginning of period	16.08		15.67	15.23	14.84	14.53	14.31
Investment Operations:
Investment income—net[b]	.05		.08	.22	.31	.41	.49
Net realized and unrealized
gain (loss) on investments	.06		.78	.49	.46	.36	.21
Total from Investment Operations	.11		.86	.71	.77	.77	.70
Distributions:
Dividends from
investment income—net	(.07)		(.11)	(.27)	(.38)	(.46)	(.48)
Dividends from net realized
gain on investments	—		(.34)	—	—	—	—
Total Distributions	(.07)		(.45)	(.27)	(.38)	(.46)	(.48)
Net asset value, end of period	16.12		16.08	15.67	15.23	14.84	14.53
Total Return (%)[c]	.69	[d]	5.49	4.68	5.24	5.40	4.96	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.80	[e]	1.78	1.76	1.78	1.82	1.81	[e]
Ratio of net expenses
to average net assets	1.80	[e]	1.78	1.72	1.75	1.78	1.75	[e]
Ratio of net investment income
to average net assets	.62	[e]	.52	1.38	2.07	2.83	3.46	[e]
Portfolio Turnover Rate[f]	248.89	[d]	652.66	392.43	272.95	351.74	221.12
Net Assets, end of period
($ x 1,000)	15,625		18,092	20,062	26,567	20,875	9,380

a	From May 3, 2007 (commencement of initial offering) to April 30, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2012,
April 30, 2012, 2011, 2010, 2009 and 2008 were 47.38%, 95.20%, 64.60%, 66.28%, 138.79% and
60.06%, respectively.
See notes to financial statements.

Six Months Ended
October 31, 2012				Year Ended April 30,
Class Z Shares	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data ($):
Net asset value,
beginning of period	16.10		15.68	15.25	14.87	14.55	14.38
Investment Operations:
Investment income—net[a]	.12		.22	.34	.45	.56	.63
Net realized and unrealized
gain (loss) on investments	.06		.79	.50	.44	.34	.19
Total from Investment Operations	.18		1.01	.84	.89	.90	.82
Distributions:
Dividends from
investment income—net	(.14)		(.25)	(.41)	(.51)	(.58)	(.65)
Dividends from net realized
gain on investments	—		(.34)	—	—	—	—
Total Distributions	(.14)		(.59)	(.41)	(.51)	(.58)	(.65)
Net asset value, end of period	16.14		16.10	15.68	15.25	14.87	14.55
Total Return (%)	1.15	[b]	6.48	5.58	6.13	6.40	5.84
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.90	[c]	.90	.87	.87	.90	.90
Ratio of net expenses
to average net assets	.90	[c]	.90	.87	.87	.86	.85
Ratio of net investment income
to average net assets	1.53	[c]	1.39	2.21	2.97	3.84	4.38
Portfolio Turnover Rate[d]	248.89	[b]	652.66	392.43	272.95	351.74	221.12
Net Assets, end of period
($ x 1,000)	576,794		593,198	613,268	638,374	641,140	657,486

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
d	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended October 31, 2012,
April 30, 2012, 2011, 2010, 2009 and 2008 were 47.38%, 95.20%, 64.60%, 66.28%, 138.79% and
60.06%, respectively.
See notes to financial statements.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus GNMA Fund (the “fund”) is the sole series of Dreyfus Premier GNMA Fund, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open end management investment company.The fund’s investment objective seeks to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 1.4 billion shares of $.001 par value Common Stock.The fund currently offers three classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized) and Class Z (1.1 billion shares authorized). Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are categorized within Level 1 of the fair value hierarchy.

Investments in securities excluding short-term investments (other than U.S.Treasury Bills), financial futures, options and swaps are valued each business day by an independent pricing service (the “Service”) approved by the Company’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. These securities are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter are valued at the mean between the bid and asked price.These securities are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

              The following is a summary of the inputs used as of October 31, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	68,061,167	—	68,061,167
Commercial
Mortgage-Backed	—	2,275,635	—	2,275,635
Mutual Funds	19,324,553	—	—	19,324,553
Residential
Mortgage-Backed	—	709,992	—	709,992
U.S. Government
Agencies/
Mortgage-Backed	—	650,118,001	—	650,118,001
U.S. Treasury	—	142,422,896	—	142,422,896
Other Financial
Instruments:
Financial Futures†	202,709	—	—	202,709
Liabilities ($)
Other Financial
Instruments:
Financial Futures†	(175,652)	—	—	(175,652)
Options Written	—	(88,256)	—	(88,256)
Swaps†	—	(127,761)	—	(127,761)
† Amount shown represents unrealized appreciation (depreciation) at period end.

At October 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended October 31, 2012,The Bank of New York Mellon earned $395 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act. Investments in affiliated investment companies for the period ended October 31, 2012 were as follows:

Affiliated
Investment	Value				Value	Net
Company	4/30/2012	($)	Purchases ($)	Sales ($)	10/31/2012		($) Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	5,533,765		100,445,266	100,286,978	5,692,053.9
Dreyfus
Institutional
Cash
Advantage
Fund	—		13,632,500	—	13,632,500	2.0
Total	5,533,765		114,077,766	100,286,978	19,324,553	2.9

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

On October 31, 2012, the Board declared a cash dividend of $.025, $.014 and $.026 per share from undistributed investment income-net for Class A, Class C and Class Z shares, respectively, payable on November 1, 2012 (ex-dividend date), to shareholders of record as of the close of business on October 31, 2012.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended April 30, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2012 was as follows: ordinary income $24,125,684 and long-term capital gains $1,042,265.The tax character of current year distributions will be determined at the end of the current fiscal year.

(f) New Accounting Pronouncements: In April 2011, FASB issued Accounting Standards Update No. 2011-03 “Transfers and Servicing (Topic 860) Reconsideration of Effective Control for Repurchase Agreements (“ASU 2011-03”) which relates to the accounting for repurchase agreements and similar agreements including mortgage dollar rolls, that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity.ASU 2011-03 modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. ASU 2011-03 was effective for new transfers and existing transactions that were modified in the first interim or annual period beginning on or after December 15, 2011.The new disclosures have been implemented and there was no change in accounting for the fund. Management has determined that the fund has not entered into transactions that can be deemed “secured borrowings” as defined by ASU 2011-03.

In December 2011, FASB issued Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position.They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods.At this time, management is evaluating the implications of ASU 2011-11 and its impact on the fund’s financial statement disclosures.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Effective October 10, 2012, the $225 million unsecured credit facility with Citibank, N.A., was decreased to $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended on October 31, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of Class Z shares, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the value of Class Z shares average daily net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear, such excess expense with respect to Class Z shares.There was no reimbursement pursuant to the Agreement for Class Z shares during the period ended October 31, 2012.

During the period ended October 31, 2012, the Distributor retained $1,160 from commissions earned on sales of the fund’s Class A shares and $638 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended October 31, 2012, Class C shares were charged $63,901, pursuant to the Distribution Plan.

Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, Class Z shares reimburse the Distributor for distributing its shares, for servicing shareholder accounts and for advertising and marketing relating to Class Z shares.The Service Plan provides for a reimbursement to be made at an aggregate annual rate not to exceed .20% of the value of the average daily net assets of Class Z shares.The Distributor determines the amounts, if any, to be paid to Service Agents (securities dealers, financial institutions or other industry professionals) and the basis on which such payments are made.

The Service Plan also separately provides for Class Z shares to bear the costs of preparing, printing and distributing certain of Class Z prospectuses and statements of additional information and costs associated with implementing and operating the Service Plan, not to exceed the greater of $100,000 or .005% of the value of the average daily net assets of Class Z shares for any full fiscal year. During the period ended October 31, 2012, Class Z shares were charged $422,331 pursuant to the Service Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Service Agents (securities dealers, financial institutions or other industry professionals) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2012, Class A and Class C shares were charged $95,023 and $21,300, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc. (“DTI”), a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and, since May 29, 2012, cash management services related to fund subscriptions and redemptions. During the period ended October 31, 2012, the fund was charged $113,566 for transfer agency services and $6,069 for cash management services. Cash management fees were partially offset by earnings credits of $709.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2012, the fund was charged $56,092 pursuant to the custody agreement.

Prior to May 29, 2012, the fund compensated The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. Subsequent to May 29, 2012,The Bank of NewYork Mellon has continued to provide shareholder redemption draft processing services. During the period ended October 31, 2012, the fund was charged

$6,758 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $209.

During the period ended October 31, 2012, the fund was charged $3,981 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $341,162, Distribution Plan fees $73,953, Shareholder Services Plan fees $19,280, custodian fees $39,200, Chief Compliance Officer fees $2,654 and transfer agency fees $48,920.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, financial futures, options transactions and swap transactions, during the period ended October 31, 2012, amounted to $1,868,255,847 and $1,911,126,485, respectively, of which $1,512,634,100 in purchases and $1,510,303,027 in sales were from mortgage dollar roll transactions.

Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date.The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.The fund accounts for mortgage dollar rolls as purchases and sales transactions.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended October 31, 2012 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments.The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange’s clearinghouse guarantees the financial futures against default. Financial futures open at October 31, 2012 are set forth in the Statement of Financial Futures.

Options Transactions:The fund purchases and writes (sells) put and call options to hedge against changes in interest rates or as a substitute for an investment. The fund is subject to interest rate risk in the course of pursuing its investment objectives through its investments in options contracts.A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects the following: any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

         The following summarizes the fund’s call/put options written during the period ended October 31, 2012:

	Face Amount		Options Terminated
	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain ($)
Contracts outstanding
April 30, 2012	128,020,000	5,455,276
Contracts written	6,800,000	93,821
Contracts terminated:
Contracts closed	85,620,000	5,005,836	4,894,602	111,234
Contracts expired	42,400,000	449,440	—	449,440
Total contracts
terminated	128,020,000	5,455,276	4,894,602	560,674
Contracts Outstanding
October 31, 2012	6,800,000	93,821

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount.The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations.When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows. For financial reporting purposes, forward rate agreements are classified as interest rate swaps.

The fund’s maximum risk of loss from counterparty credit risk is the discounted value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open interest rate swaps entered into by the fund at October 31, 2012:

Notional		Reference	Base	Determination	Unrealized
Amount ($)	Counterparty	Index	Index Value	Date	(Depreciation) ($)

32,960,000	Barclays	Forward Rate
		Agreement,
		Municipal
		Market Data
		General
		Obligation,
		2022,
		AAA Index[a]	3.22	11/27/2012	(127,761)
Gross Unrealized
Depreciation					(127,761)

a The fund will receive a payment from the counterparty if the value of the reference index is less than the base index value on the determination date.The fund will make a payment to the counterparty if the value of the reference index is greater than the base index value on the determination date.

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

           The following summarizes the average market value of derivatives outstanding during the period ended October 31, 2012:

Average Market Value ($)
Interest rate financial futures	53,441,736
Interest rate options contracts	2,822,107

             The following summarizes the average notional value of swap contracts outstanding during the period ended October 31, 2012:

Average Notional Value ($)
Interest rate swap contracts	14,125,714

At October 31, 2012, accumulated net unrealized appreciation on investments was $21,279,119, consisting of $22,638,853 gross unrealized appreciation and $1,359,734 gross unrealized depreciation.

At October 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Schedule of Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER GNMA FUND, INC.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	December 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	December 19, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	December 19, 2012

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)